Changes in Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Activity of Outstanding Stock Warrants

The following is a summary of activity of outstanding stock warrants:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2025	8,172,842	$1.79
Warrants granted	-	-
Warrants expired	(3,180,000)	(0.64)
Warrants cancelled	-	-
Balance, June 30, 2026	4,992,842	$2.52
Exercisable, June 30, 2026	4,992,842	$2.52

The following is a summary of activity of outstanding stock warrants:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2024	8,195,967	$1.78
Warrants granted	-	-
Warrants exercised	(23,125)	0.64
Warrants cancelled	-	-
Balance, December 31, 2025	8,172,842	$1.79
Exercisable, December 31, 2025	8,172,842	$1.79